Note 12 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31,
2019	401
2020	361
2021	252
2022	170
2023 and thereafter	89
Total minimum lease payments	1273
Less: amount representing interest	(39)
Present value of minimum lease payments	1,234
Less: current portion	(383)
Long-term portion	852

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan	USA	Italy

2019	329	227	45	37
2020	329	167	45	37
2021	329	132	4	37
2022	329	39	–	25
2023 and thereafter	822	–	–	–
Total	2,138	565	94	135